Leases (Details 1) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021	Apr. 02, 2019
Assets
Right-of-use assets	$ 133		$ 407
Liabilities
Current portion of operating lease liabilities	114	$ 105
Non-current portion of operating lease liabilities	19
Total	$ 133		$ 407